UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-09013
Eaton Vance Senior Income Trust
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	June 30
Date of Reporting Period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance Senior Income Trust                                                                                                   as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Interests — 142.9% (1)

Principal
Amount	Borrower/Tranche Description	Value
Aerospace and Defense — 2.6%
	Dresser Rand Group, Inc.
$24,729	Term Loan, 7.35%, Maturing October 29, 2011	$24,936
	DRS Technologies, Inc.
544,500	Term Loan, 6.85%, Maturing January 31, 2013	546,065
	Evergreen International Aviation
1,005,013	Term Loan, 8.82%, Maturing October 31, 2011	1,010,038
	Hexcel Corp.
426,857	Term Loan, 7.11%, Maturing March 1, 2012	428,102
	IAP Worldwide Services, Inc.
518,438	Term Loan, 9.69%, Maturing December 30, 2012	521,192
	K&F Industries, Inc.
738,785	Term Loan, 7.32%, Maturing November 18, 2012	740,978
	Spirit AeroSystems, Inc.
630,841	Term Loan, 7.11%, Maturing December 31, 2011	636,098
	Standard Aero Holdings, Inc.
907,490	Term Loan, 7.60%, Maturing August 24, 2012	912,595
	TransDigm, Inc.
1,375,000	Term Loan, 7.35%, Maturing June 23, 2013	1,386,000
	Vought Aircraft Industries, Inc.
1,110,965	Term Loan, 7.83%, Maturing December 17, 2011	1,120,455
	Wesco Aircraft Hardware Corp.
990,833	Term Loan, 7.60%, Maturing September 29, 2013	999,038
		$8,325,497
Air Transport — 1.0%
	Delta Air Lines, Inc.
$1,275,000	Term Loan, 12.86%, Maturing March 16, 2008	$1,289,344
	Northwest Airlines, Inc.
1,150,000	DIP Loan, 7.85%, Maturing August 21, 2008	1,155,211
	United Airlines, Inc.
625,000	Term Loan, 7.38%, Maturing February 1, 2014	626,074
		$3,070,629
Automotive — 6.4%
	Accuride Corp.
$891,720	Term Loan, 7.38%, Maturing January 31, 2012	$897,108
	Affina Group, Inc.
284,032	Term Loan, 8.36%, Maturing November 30, 2011	286,340
	AxleTech International Holding, Inc.
925,000	Term Loan, 11.86%, Maturing April 21, 2013	934,250
	CSA Acquisition Corp.
180,337	Term Loan, 7.88%, Maturing December 23, 2011	181,089
464,235	Term Loan, 7.88%, Maturing December 23, 2011	466,170

	Dana Corp.
$1,275,000	Term Loan, 7.88%, Maturing March 30, 2008	$1,278,785
	Dayco Products, LLC
1,091,750	Term Loan, 7.85%, Maturing June 21, 2011	1,101,303
	Exide Technologies, Inc.
442,792	Term Loan, 11.63%, Maturing May 5, 2010	465,485
447,482	Term Loan, 11.63%, Maturing May 5, 2010	470,416
	Federal-Mogul Corp.
1,500,000	Term Loan, 7.59%, Maturing July 1, 2007	1,493,125
763,183	Term Loan, 9.07%, Maturing July 1, 2007	767,476
	Ford Motor Company
947,625	Term Loan, 8.36%, Maturing December 15, 2013	952,034
	General Motors Corp.
775,000	Term Loan, 7.70%, Maturing November 29, 2013	781,889
	Goodyear Tire & Rubber Co.
470,000	Term Loan, 5.22%, Maturing April 30, 2010	473,819
1,580,000	Term Loan, 8.14%, Maturing April 30, 2010	1,595,141
500,000	Term Loan, 8.89%, Maturing March 1, 2011	503,875
	HLI Operating Co., Inc.
899,385	Term Loan, 8.86%, Maturing June 3, 2009	906,506
	Insurance Auto Auctions, Inc.
400,704	Term Loan, 7.84%, Maturing May 19, 2012	402,332
	Keystone Automotive Operations, Inc.
473,813	Term Loan, 8.82%, Maturing January 12, 2012	477,958
	R.J. Tower Corp.
1,175,000	DIP Revolving Loan, 9.94%, Maturing August 2, 2007	1,172,062
	The Hertz Corp.
216,667	Term Loan, 5.35%, Maturing December 21, 2012	218,588
1,213,333	Term Loan, 7.07%, Maturing December 21, 2012	1,224,092
	TriMas Corp.
126,563	Term Loan, 8.07%, Maturing August 2, 2011	128,619
545,695	Term Loan, 8.11%, Maturing August 2, 2013	554,563
	TRW Automotive, Inc.
1,555,039	Term Loan, 6.94%, Maturing June 30, 2012	1,556,862
	United Components, Inc.
698,864	Term Loan, 7.61%, Maturing June 30, 2010	701,484
	Vanguard Car Rental USA
634,500	Term Loan, 8.35%, Maturing June 14, 2013	641,865
		$20,633,236
Beverage and Tobacco — 1.3%
	Constellation Brands, Inc.
$750,000	Term Loan, 6.88%, Maturing June 5, 2013	$754,102
	National Dairy Holdings, L.P.
145,829	Term Loan, 7.32%, Maturing March 15, 2012	146,102
	National Distribution Co.
374,000	Term Loan, 11.82%, Maturing June 22, 2010	374,935

	Reynolds American, Inc.
$1,563,188	Term Loan, 7.11%, Maturing May 31, 2012	$1,577,703
	Southern Wine & Spirits of America, Inc.
1,091,751	Term Loan, 6.85%, Maturing May 31, 2012	1,097,893
	Sunny Delight Beverages Co.
308,332	Term Loan, 11.36%, Maturing August 20, 2010	309,296
		$4,260,031
Brokers, Dealers and Investment Houses — 0.4%
	AmeriTrade Holding Corp.
$1,187,437	Term Loan, 6.82%, Maturing December 31, 2012	$1,190,468
		$1,190,468
Building and Development — 6.7%
	Beacon Sales Acquisition, Inc.
$374,063	Term Loan, 7.36%, Maturing September 30, 2013	$375,933
	BioMed Realty, L.P.
1,640,000	Term Loan, 7.57%, Maturing May 31, 2010	1,646,150
	Building Materials Corp. of America
750,000	Term Loan, 8.12%, Maturing February 22, 2014	749,883
	Capital Automotive REIT
674,441	Term Loan, 7.07%, Maturing December 16, 2010	681,354
	Epco / Fantome, LLC
792,000	Term Loan, 7.99%, Maturing November 23, 2010	795,960
	Formica Corp.
544,500	Term Loan, 8.34%, Maturing March 15, 2013	545,011
	FT-FIN Acquisition, LLC
662,879	Term Loan, 6.83%, Maturing November 17, 2007 (2)	664,536
	Hovstone Holdings, LLC
524,000	Term Loan, 7.11%, Maturing February 28, 2009	516,140
	Landsource Communities, LLC
250,000	Term Loan, 8.13%, Maturing February 27, 2013	251,250
	Lanoga Corp.
669,950	Term Loan, 7.10%, Maturing June 29, 2013	668,973
	LNR Property Corp.
1,500,000	Term Loan, 8.11%, Maturing July 3, 2011	1,512,054
	Mattamy Funding Partnership
272,937	Term Loan, 7.63%, Maturing April 11, 2013	274,132
	Mueller Group, Inc.
1,034,173	Term Loan, 7.36%, Maturing October 3, 2012	1,043,654
	Nortek, Inc.
926,250	Term Loan, 7.32%, Maturing August 27, 2011	931,576
	November 2005 Land Investors
198,324	Term Loan, 8.10%, Maturing May 9, 2011	199,315
	Panolam Industries Holdings, Inc.
738,067	Term Loan, 8.10%, Maturing September 30, 2012	740,373

	PLY GEM Industries, Inc.
$497,500	Term Loan, 8.35%, Maturing August 15, 2011	$499,055
55,688	Term Loan, 8.35%, Maturing August 15, 2011	55,809
835,312	Term Loan, 8.35%, Maturing August 15, 2011	837,923
	Rubicon GSA II, LLC
1,275,000	Term Loan, 8.09%, Maturing July 31, 2008	1,275,000
	South Edge, LLC
328,125	Term Loan, 7.13%, Maturing October 31, 2007	328,125
421,875	Term Loan, 7.38%, Maturing October 31, 2009	421,875
	Stile Acquisition Corp.
565,151	Term Loan, 7.38%, Maturing April 6, 2013	557,976
	Stile U.S. Acquisition Corp.
566,113	Term Loan, 7.38%, Maturing April 6, 2013	558,927
	TE / Tousa Senior, LLC
575,000	Term Loan, 11.75%, Maturing August 1, 2008	570,747
	Tousa/Kolter, LLC
740,000	Term Loan, 7.60%, Maturing January 7, 2008	740,925
	TRU 2005 RE Holding Co.
2,200,000	Term Loan, 8.32%, Maturing December 9, 2008	2,218,218
	United Subcontractors, Inc.
450,000	Term Loan, 12.62%, Maturing June 27, 2013	443,250
	Wintergames Acquisition ULC
1,613,739	Term Loan, 7.32%, Maturing October 26, 2007	1,614,747
		$21,718,871
Business Equipment and Services — 8.9%
	ACCO Brands Corp.
$276,500	Term Loan, 7.11%, Maturing August 17, 2012	$278,660
	Activant Solutions, Inc.
372,359	Term Loan, 7.38%, Maturing May 1, 2013	373,057
	Acxiom Corp.
729,333	Term Loan, 7.08%, Maturing September 15, 2012	735,715
	Affiliated Computer Services
1,166,188	Term Loan, 7.32%, Maturing March 20, 2013	1,169,832
444,375	Term Loan, 7.32%, Maturing March 20, 2013	445,764
	Affinion Group, Inc.
1,544,490	Term Loan, 7.86%, Maturing October 17, 2012	1,558,004
	Allied Security Holdings, LLC
687,273	Term Loan, 8.35%, Maturing June 30, 2010	695,005
	DynCorp International, LLC
643,538	Term Loan, 7.63%, Maturing February 11, 2011	648,900
	Education Management, LLC
2,095,123	Term Loan, 7.38%, Maturing June 1, 2013	2,111,711
	Gate Gourmet Borrower, LLC
609,264	Term Loan, 8.09%, Maturing March 9, 2012	616,880
100,000	Term Loan, 8.09%, Maturing March 9, 2012	98,500

	Info USA, Inc.
$320,946	Term Loan, 7.35%, Maturing February 14, 2012	$322,952
	Language Line, Inc.
435,118	Term Loan, 8.60%, Maturing June 11, 2011	439,401
	N.E.W. Holdings I, LLC
415,000	Term Loan, 12.36%, Maturing February 8, 2014	421,744
241,463	Term Loan, 7.61%, Maturing August 8, 2014	243,123
	Nielsen Finance, LLC
3,706,375	Term Loan, 7.61%, Maturing August 9, 2013	3,742,090
	Protection One, Inc.
1,233,871	Term Loan, 7.59%, Maturing March 31, 2012	1,238,498
	Quantum Corp.
236,111	Term Loan, 9.33%, Maturing August 22, 2012	236,406
250,000	Term Loan, 13.60%, Maturing August 22, 2013	249,062
	Quintiles Transnational Corp.
900,000	Term Loan, 9.35%, Maturing March 31, 2014	913,875
	Sitel (Client Logic)
EUR 1,000,000	Term Loan, 6.37%, Maturing January 29, 2014	1,341,966
550,000	Term Loan, 7.92%, Maturing January 29, 2014	554,812
	SunGard Data Systems, Inc.
5,907,351	Term Loan, 7.36%, Maturing February 11, 2013	5,963,961
	TDS Investor Corp.
EUR 1,000,000	Term Loan, 6.66%, Maturing August 23, 2013	1,340,183
1,472,614	Term Loan, 7.85%, Maturing August 23, 2013	1,488,093
144,986	Term Loan, 7.85%, Maturing August 23, 2013	146,510
	Williams Scotsman, Inc.
500,000	Term Loan, 6.82%, Maturing June 27, 2010	500,000
	Worldspan, L.P.
748,125	Term Loan, 8.60%, Maturing December 7, 2013	753,642
		$28,628,346
Cable and Satellite Television — 8.0%
	Atlantic Broadband Finance, LLC
$1,757,980	Term Loan, 7.60%, Maturing February 10, 2011	$1,777,024
	Bragg Communications, Inc.
546,044	Term Loan, 7.11%, Maturing August 31, 2011	548,433
	Bresnan Broadband Holdings, LLC
650,000	Term Loan, 9.86%, Maturing March 29, 2014	662,797
	Cequel Communications, LLC
875,000	Term Loan, 9.86%, Maturing May 5, 2014	897,558
1,685,187	Term Loan, 11.36%, Maturing May 5, 2014	1,739,052
	Charter Communications Operating, LLC
6,109,362	Term Loan, 7.99%, Maturing April 28, 2013	6,107,266
	CSC Holdings, Inc.
1,588,000	Term Loan, 7.11%, Maturing March 29, 2013	1,595,445
	Insight Midwest Holdings, LLC
2,875,000	Term Loan, 7.36%, Maturing April 6, 2014	2,899,857

	Mediacom Broadband Group
$833,101	Term Loan, 7.10%, Maturing January 31, 2015	$834,598
	Mediacom Illinois, LLC
1,970,063	Term Loan, 7.10%, Maturing January 31, 2015	1,975,449
	NTL Investment Holdings, Ltd.
1,355,140	Term Loan, 7.36%, Maturing March 30, 2012	1,362,824
	Orion Cable GmbH
EUR 450,000	Term Loan, 6.62%, Maturing October 31, 2014	604,741
EUR 450,000	Term Loan, 7.22%, Maturing October 31, 2015	607,504
	Persona Communications Corp.
191,556	Term Loan, 8.10%, Maturing October 12, 2013	193,351
308,444	Term Loan, 8.10%, Maturing October 12, 2013	311,336
500,000	Term Loan, 11.35%, Maturing April 12, 2014	507,031
	UGS Corp.
1,313,015	Term Loan, 7.10%, Maturing March 31, 2012	1,315,750
	UPC Broadband Holding B.V.
890,000	Term Loan, 7.37%, Maturing March 31, 2013	893,895
890,000	Term Loan, 7.37%, Maturing December 31, 2013	893,839
		$25,727,750
Chemicals and Plastics — 10.2%
	Basell Af S.A.R.L.
$208,333	Term Loan, 7.57%, Maturing August 1, 2013	$211,035
41,667	Term Loan, 7.57%, Maturing August 1, 2013	42,207
208,333	Term Loan, 8.32%, Maturing August 1, 2014	211,035
41,667	Term Loan, 8.32%, Maturing August 1, 2014	42,207
	Brenntag Holding GmbH and Co. KG
803,636	Term Loan, 7.89%, Maturing December 23, 2013	815,189
196,364	Term Loan, 7.89%, Maturing December 23, 2013	198,880
600,000	Term Loan, 11.89%, Maturing December 23, 2015	613,313
	Celanese Holdings, LLC
2,433,532	Term Loan, 7.09%, Maturing June 4, 2011	2,442,825
	GenTek, Inc.
292,877	Term Loan, 7.36%, Maturing February 25, 2011	293,884
	Georgia Gulf Corp.
502,254	Term Loan, 7.33%, Maturing October 3, 2013	504,586
	Hercules, Inc.
442,500	Term Loan, 6.82%, Maturing October 8, 2010	443,662
	Hexion Specialty Chemicals, Inc.
2,413,475	Term Loan, 7.88%, Maturing May 5, 2013	2,432,918
522,958	Term Loan, 7.88%, Maturing May 5, 2013	527,171
	Huntsman International, LLC
2,305,815	Term Loan, 7.07%, Maturing August 16, 2012	2,315,038
	INEOS Group
1,361,250	Term Loan, 7.58%, Maturing December 14, 2013	1,378,407
1,361,250	Term Loan, 8.08%, Maturing December 14, 2014	1,378,407

	Innophos, Inc.
$326,864	Term Loan, 7.57%, Maturing August 10, 2010	$328,566
	Invista B.V.
1,407,206	Term Loan, 6.85%, Maturing April 29, 2011	1,412,483
745,918	Term Loan, 6.85%, Maturing April 29, 2011	748,715
	ISP Chemo, Inc.
1,163,250	Term Loan, 7.38%, Maturing February 16, 2013	1,173,013
	Kranton Polymers, LLC
1,445,757	Term Loan, 7.38%, Maturing May 12, 2013	1,456,600
	Lucite International Group
330,707	Term Loan, 8.07%, Maturing July 7, 2013	334,221
116,794	Term Loan, 8.07%, Maturing July 7, 2013 (2)	118,035
	Lyondell Chemical Co.
2,089,500	Term Loan, 7.11%, Maturing August 16, 2013	2,097,191
	Momentive Performance Material
1,147,125	Term Loan, 7.63%, Maturing December 4, 2013	1,154,414
	Mosaic Co.
756,554	Term Loan, 7.12%, Maturing December 21, 2012	763,647
	Nalco Co.
2,731,885	Term Loan, 7.14%, Maturing November 4, 2010	2,752,008
	PQ Corp.
259,700	Term Loan, 7.35%, Maturing February 10, 2012	260,999
	Professional Paint, Inc.
397,000	Term Loan, 7.63%, Maturing May 31, 2012	397,744
	Rockwood Specialties Group, Inc.
2,288,300	Term Loan, 7.36%, Maturing December 10, 2012	2,309,181
	Solo Cup Co.
1,329,448	Term Loan, 8.82%, Maturing February 27, 2011	1,349,597
300,000	Term Loan, 11.57%, Maturing March 31, 2012	307,219
	Solutia, Inc.
1,100,000	DIP Loan, 8.36%, Maturing March 31, 2007	1,112,719
	Wellman, Inc.
900,000	Term Loan, 9.36%, Maturing February 10, 2009	906,563
		$32,833,679
Clothing/Textiles — 0.6%
	Propex Fabrics, Inc.
$436,830	Term Loan, 8.36%, Maturing July 31, 2012	$438,468
	St. John Knits International, Inc.
671,544	Term Loan, 8.35%, Maturing March 23, 2012	676,581
	The William Carter Co.
740,866	Term Loan, 6.85%, Maturing July 14, 2012	741,329
		$1,856,378

Conglomerates — 3.9%
	Amsted Industries, Inc.
$933,757	Term Loan, 7.36%, Maturing October 15, 2010	$937,258
	Blount, Inc.
343,020	Term Loan, 7.09%, Maturing August 9, 2010	343,663
	Brickman Group Holdings, Inc.
800,000	Term Loan, 7.40%, Maturing January 23, 2014	802,750
	Bushnell Performance Optics
493,902	Term Loan, 8.34%, Maturing August 19, 2011	496,578
	Dundee Holding, Inc.
500,000	Term Loan, 8.08%, Maturing February 17, 2014	501,250
500,000	Term Loan, 8.58%, Maturing February 17, 2015	503,750
	Euramax International, Inc.
327,412	Term Loan, 7.88%, Maturing June 28, 2012	327,290
334,211	Term Loan, 12.36%, Maturing June 28, 2013	335,673
165,789	Term Loan, 12.36%, Maturing June 28, 2013	166,515
	Goodman Global Holdings, Inc.
475,227	Term Loan, 7.13%, Maturing December 23, 2011	477,207
	Jarden Corp.
1,175,019	Term Loan, 7.10%, Maturing January 24, 2012	1,179,262
827,555	Term Loan, 7.10%, Maturing January 24, 2012	829,710
	Johnson Diversey, Inc.
882,296	Term Loan, 7.86%, Maturing December 16, 2011	893,693
	Polymer Group, Inc.
1,382,500	Term Loan, 7.57%, Maturing November 22, 2012	1,386,389
	RBS Global, Inc.
740,625	Term Loan, 7.58%, Maturing July 19, 2013	746,527
	Rexnord Corp.
701,230	Term Loan, 7.94%, Maturing July 19, 2013	706,818
	RGIS Holdings, LLC
617,232	Term Loan, 7.82%, Maturing February 15, 2013	618,389
	US Investigations Services, Inc.
1,109,977	Term Loan, 7.85%, Maturing October 14, 2012	1,118,301
296,250	Term Loan, 7.85%, Maturing October 14, 2013	298,472
		$12,669,495
Containers and Glass Products — 4.6%
	Berry Plastics Corp.
$1,393,000	Term Loan, 7.11%, Maturing September 20, 2013	$1,401,125
	Bluegrass Container Co.
206,236	Term Loan, 7.59%, Maturing June 30, 2013	208,888
689,264	Term Loan, 7.59%, Maturing June 30, 2013	698,125
157,576	Term Loan, 10.32%, Maturing December 30, 2013	161,121
492,424	Term Loan, 10.32%, Maturing December 30, 2013	503,504
	Crown Americas, LLC
346,500	Term Loan, 7.11%, Maturing November 15, 2012	347,626

	Graphic Packaging International, Inc.
$4,612,554	Term Loan, 7.85%, Maturing August 8, 2010	$4,665,525
	IPG (US), Inc.
332,815	Term Loan, 8.16%, Maturing July 28, 2011	334,063
	JSG Acquisitions
990,000	Term Loan, 7.74%, Maturing December 31, 2013	1,000,210
990,000	Term Loan, 8.24%, Maturing December 13, 2014	1,005,160
	Kranson Industries, Inc.
448,875	Term Loan, 7.61%, Maturing July 31, 2013	451,119
	Owens-Brockway Glass Container
855,313	Term Loan, 6.82%, Maturing June 14, 2013	858,520
	Smurfit-Stone Container Corp.
377,453	Term Loan, 5.22%, Maturing November 1, 2011	381,184
390,646	Term Loan, 7.38%, Maturing November 1, 2011	394,508
1,492,117	Term Loan, 7.38%, Maturing November 1, 2011	1,506,868
934,808	Term Loan, 7.38%, Maturing November 1, 2011	944,049
		$14,861,595
Cosmetics/Toiletries — 0.3%
	Prestige Brands, Inc.
$855,254	Term Loan, 7.63%, Maturing April 7, 2011	$859,708
		$859,708
Drugs — 2.0%
	Graceway Pharmaceuticals, LLC
$494,000	Term Loan, 7.85%, Maturing December 29, 2011	$494,926
500,000	Term Loan, 11.35%, Maturing December 29, 2012	508,437
	Patheon, Inc.
946,771	Term Loan, 9.60%, Maturing December 14, 2011	944,404
	Pharmaceutical Holdings Corp.
350,000	Term Loan, 8.57%, Maturing January 30, 2012	350,875
	Stiefel Laboratories, Inc.
650,080	Term Loan, 7.57%, Maturing December 28, 2013	654,956
849,920	Term Loan, 7.61%, Maturing December 28, 2013	856,294
500,000	Term Loan, 10.36%, Maturing June 28, 2014	508,750
	Warner Chilcott Corp.
470,820	Term Loan, 7.35%, Maturing January 18, 2012	473,721
14,102	Term Loan, 7.35%, Maturing January 18, 2012	14,173
1,714,881	Term Loan, 7.36%, Maturing January 18, 2012	1,725,446
		$6,531,982
Ecological Services and Equipment — 2.2%
	Allied Waste Industries, Inc.
$838,113	Term Loan, 5.33%, Maturing January 15, 2012	$841,922
1,889,841	Term Loan, 7.10%, Maturing January 15, 2012	1,896,633
	Duratek, Inc.
313,345	Term Loan, 7.63%, Maturing June 7, 2013	316,478

	EnergySolutions, LLC
$33,019	Term Loan, 7.57%, Maturing June 7, 2013	$33,349
676,121	Term Loan, 7.63%, Maturing June 7, 2013	682,882
	Environmental Systems, Inc.
758,082	Term Loan, 9.88%, Maturing December 12, 2008	758,082
	IESI Corp.
441,176	Term Loan, 7.11%, Maturing January 20, 2012	442,555
	Kemble Waters Structure Ltd.
GBP 750,000	Term Loan, 9.23%, Maturing October 13, 2013	1,483,999
	Sensus Metering Systems, Inc.
75,713	Term Loan, 7.35%, Maturing December 17, 2010	76,139
698,891	Term Loan, 7.36%, Maturing December 17, 2010	702,822
		$7,234,861
Electronics/Electrical — 5.7%
	Advanced Micro Devices, Inc.
$1,296,714	Term Loan, 7.57%, Maturing December 31, 2013	$1,305,703
	AMI Semiconductor, Inc.
836,882	Term Loan, 6.82%, Maturing April 1, 2012	836,882
	Aspect Software, Inc.
1,094,500	Term Loan, 8.38%, Maturing July 11, 2011	1,105,901
950,000	Term Loan, 12.44%, Maturing July 11, 2013	954,750
	Communications & Power, Inc.
185,185	Term Loan, 7.57%, Maturing July 23, 2010	185,995
	EnerSys Capital, Inc.
972,562	Term Loan, 7.11%, Maturing March 17, 2011	978,641
	FCI International S.A.S.
114,637	Term Loan, 7.74%, Maturing November 1, 2013	116,070
110,363	Term Loan, 7.87%, Maturing November 1, 2013	111,743
114,637	Term Loan, 8.62%, Maturing November 1, 2013	116,070
110,363	Term Loan, 8.62%, Maturing November 1, 2013	111,743
	Freescale Semiconductor, Inc.
2,319,188	Term Loan, 7.11%, Maturing December 1, 2013	2,328,731
	Infor Enterprise Solutions
1,422,139	Term Loan, 9.10%, Maturing July 28, 2012	1,433,516
741,986	Term Loan, 9.10%, Maturing July 28, 2012	750,333
	Open Solutions, Inc.
1,200,000	Term Loan, 7.49%, Maturing January 23, 2014	1,204,500
	Rexel S.A.
750,000	Term Loan, 7.57%, Maturing March 16, 2013	752,188
	Sanmina-SCI Corp.
500,000	Term Loan, 7.88%, Maturing January 31, 2008	502,396
	Sensata Technologies Finance Co.
1,419,300	Term Loan, 7.11%, Maturing April 27, 2013	1,420,106
	Serena Software, Inc.
280,313	Term Loan, 7.61%, Maturing March 10, 2013	282,029

	SS&C Technologies, Inc.
$910,138	Term Loan, 7.32%, Maturing November 23, 2012	$915,637
39,209	Term Loan, 7.84%, Maturing November 23, 2012	39,446
	Telcordia Technologies, Inc.
1,532,700	Term Loan, 8.11%, Maturing September 15, 2012	1,522,642
	TTM Technologies, Inc.
281,250	Term Loan, 7.59%, Maturing October 27, 2012	282,305
	VeriFone, Inc.
822,938	Term Loan, 7.11%, Maturing October 31, 2013	830,138
	VertaFore, Inc.
450,000	Term Loan, 11.36%, Maturing January 31, 2013	451,688
		$18,539,153
Equipment Leasing — 0.7%
	AWAS Capital, Inc.
$1,225,641	Term Loan, 11.38%, Maturing March 22, 2013	$1,244,026
	Maxim Crane Works, L.P.
549,542	Term Loan, 7.33%, Maturing January 28, 2010	550,572
	United Rentals, Inc.
166,667	Term Loan, 5.32%, Maturing February 14, 2011	168,386
366,168	Term Loan, 7.32%, Maturing February 14, 2011	369,944
		$2,332,928
Farming/Agriculture — 0.3%
	Central Garden & Pet Co.
$1,113,750	Term Loan, 6.82%, Maturing February 28, 2014	$1,116,187
		$1,116,187
Financial Intermediaries — 2.7%
	AIMCO Properties, L.P.
$2,050,000	Term Loan, 6.91%, Maturing March 23, 2011	$2,058,969
	Citgo III, Ltd.
150,000	Term Loan, 8.11%, Maturing August 3, 2013	151,453
150,000	Term Loan, 8.61%, Maturing August 3, 2014	152,016
	Coinstar, Inc.
279,708	Term Loan, 7.36%, Maturing July 7, 2011	281,456
	Elster Group GmbH (Ruhrgas)
233,632	Term Loan, 7.86%, Maturing June 12, 2013	236,151
233,632	Term Loan, 8.36%, Maturing June 12, 2014	237,319
	Grosvenor Capital Management Holdings
1,300,000	Term Loan, 7.59%, Maturing December 5, 2013	1,314,625
	Investools, Inc.
300,000	Term Loan, 8.60%, Maturing August 13, 2012	300,750
	iPayment, Inc.
495,000	Term Loan, 7.34%, Maturing May 10, 2013	496,547
	LPL Holdings, Inc.
1,930,537	Term Loan, 7.85%, Maturing June 30, 2013	1,957,081

	Oxford Acquisition III, Ltd.
$1,000,000	Term loan, 7.74%, Maturing September 20, 2013	$1,009,766
	The Macerich Partnership, L.P.
650,000	Term Loan, 6.88%, Maturing April 25, 2010	651,896
		$8,848,029
Food Products — 3.0%
	Acosta, Inc.
$1,638,009	Term Loan, 7.57%, Maturing July 28, 2013	$1,652,001
	Chiquita Brands, LLC
363,525	Term Loan, 8.38%, Maturing June 28, 2012	368,160
	Dole Food Company, Inc.
88,372	Term Loan, 5.23%, Maturing April 12, 2013	88,409
656,163	Term Loan, 7.46%, Maturing April 12, 2013	656,436
196,849	Term Loan, 7.54%, Maturing April 12, 2013	196,931
	Michael Foods, Inc.
1,071,938	Term Loan, 7.36%, Maturing November 21, 2010	1,076,627
	Pinnacle Foods Holdings Corp.
2,534,601	Term Loan, 7.36%, Maturing November 25, 2010	2,551,709
	QCE Finance, LLC
498,744	Term Loan, 7.60%, Maturing May 5, 2013	501,237
500,000	Term Loan, 11.10%, Maturing November 5, 2013	509,479
	Reddy Ice Group, Inc.
1,055,000	Term Loan, 7.11%, Maturing August 9, 2012	1,058,956
	Sturm Foods, Inc.
625,000	Term Loan, 7.88%, Maturing January 31, 2014	625,977
500,000	Term Loan, 11.38%, Maturing July 31, 2014	501,562
		$9,787,484
Food Service — 2.0%
	AFC Enterprises, Inc.
$231,735	Term Loan, 7.38%, Maturing May 23, 2009	$233,473
	Aramark Corp.
GBP 498,750	Term Loan, 7.71%, Maturing January 27, 2014	988,006
	Buffets, Inc.
99,167	Term Loan, 5.26%, Maturing May 1, 2013	100,034
748,956	Term Loan, 8.36%, Maturing November 1, 2013	755,510
	Burger King Corp.
993,045	Term Loan, 6.88%, Maturing June 30, 2012	996,769
	CBRL Group, Inc.
955,205	Term Loan, 6.86%, Maturing April 27, 2013	957,792
	Denny’s, Inc.
70,000	Term Loan, 7.32%, Maturing March 31, 2012	70,744
421,986	Term Loan, 7.35%, Maturing March 31, 2012	426,469
	Maine Beverage Co., LLC
392,857	Term Loan, 7.11%, Maturing June 30, 2010	391,875

	NPC International, Inc.
$208,333	Term Loan, 7.10%, Maturing May 3, 2013	$209,050
	Nutro Products, Inc.
266,399	Term Loan, 7.35%, Maturing April 26, 2013	267,398
	RMK Acquisition Corp. (Aramark)
65,998	Term Loan, 5.20%, Maturing January 26, 2014	66,264
921,134	Term Loan, 7.48%, Maturing January 26, 2014	924,850
	Sagittarius Restaurants, LLC
198,000	Term Loan, 7.62%, Maturing March 29, 2013	199,485
		$6,587,719
Food/Drug Retailers — 1.9%
	General Nutrition Centers, Inc.
$550,000	Term Loan, 7.56%, Maturing September 16, 2013	$550,069
	Roundy’s Supermarkets, Inc.
2,331,500	Term Loan, 8.09%, Maturing November 3, 2011	2,352,484
	Supervalu, Inc.
794,000	Term Loan, 6.84%, Maturing June 1, 2012	797,383
	The Jean Coutu Group (PJC), Inc.
2,028,926	Term Loan, 7.88%, Maturing July 30, 2011	2,033,804
	The Pantry, Inc.
444,375	Term Loan, 7.07%, Maturing January 2, 2012	445,486
		$6,179,226
Forest Products — 2.6%
	Boise Cascade Holdings, LLC
$1,275,787	Term Loan, 6.84%, Maturing October 29, 2011	$1,286,298
	Buckeye Technologies, Inc.
100,019	Term Loan, 7.34%, Maturing April 15, 2010	100,207
	Georgia-Pacific Corp.
4,690,625	Term Loan, 7.09%, Maturing December 20, 2012	4,720,289
	NewPage Corp.
801,620	Term Loan, 7.63%, Maturing May 2, 2011	809,636
	Xerium Technologies, Inc.
1,338,595	Term Loan, 8.10%, Maturing May 18, 2012	1,341,942
		$8,258,372
Healthcare — 11.6%
	Accellent, Inc.
$928,250	Term Loan, 7.36%, Maturing November 22, 2012	$927,090
	Alliance Imaging, Inc.
1,132,099	Term Loan, 7.88%, Maturing December 29, 2011	1,138,326
	American Medical Systems
868,513	Term Loan, 7.68%, Maturing July 20, 2012	869,599
	American Safety Razor Co.
400,000	Term Loan, 11.63%, Maturing July 31, 2014	407,000
	AmeriPath, Inc.
990,000	Term Loan, 7.36%, Maturing October 31, 2012	991,733

	AMN Healthcare, Inc.
$216,408	Term Loan, 7.10%, Maturing November 2, 2011	$217,084
	AMR HoldCo, Inc.
1,076,376	Term Loan, 7.38%, Maturing February 10, 2012	1,080,749
	Carl Zeiss Vision Holding GmbH
630,000	Term Loan, 7.86%, Maturing March 23, 2015	630,000
	Community Health Systems, Inc.
3,352,781	Term Loan, 7.10%, Maturing August 19, 2011	3,369,022
	Concentra Operating Corp.
1,129,220	Term Loan, 7.38%, Maturing September 30, 2011	1,132,396
	CONMED Corp.
422,222	Term Loan, 7.07%, Maturing April 13, 2013	422,486
	CRC Health Corp.
273,625	Term Loan, 7.85%, Maturing February 6, 2013	276,361
247,506	Term Loan, 7.85%, Maturing February 6, 2013	249,981
	Davita, Inc.
2,715,474	Term Loan, 6.83%, Maturing October 5, 2012	2,727,460
	DJ Orthopedics, LLC
233,750	Term Loan, 6.88%, Maturing April 7, 2013	233,750
	Emdeon Business Services, LLC
941,334	Term Loan, 7.60%, Maturing November 16, 2013	946,629
	Encore Medical Finance, LLC
1,070,879	Term Loan, 7.88%, Maturing November 3, 2013	1,075,564
	FGX International, Inc.
297,000	Term Loan, 9.35%, Maturing December 12, 2012	297,743
	FHC Health Systems, Inc.
148,381	Term Loan, 12.11%, Maturing December 18, 2009	153,574
103,867	Term Loan, 14.11%, Maturing December 18, 2009	106,983
750,000	Term Loan, 15.11%, Maturing February 7, 2011	772,500
	Fresenius Medical Care Holdings
1,507,263	Term Loan, 6.73%, Maturing March 31, 2013	1,507,682
	Hanger Orthopedic Group, Inc.
397,003	Term Loan, 7.60%, Maturing May 30, 2013	398,991
	HCA, Inc.
3,640,875	Term Loan, 7.60%, Maturing November 18, 2013	3,676,148
	Health Management Association, Inc.
1,335,000	Term Loan, 7.10%, Maturing February 28, 2014	1,340,632
	HealthSouth Corp.
1,141,375	Term Loan, 7.86%, Maturing March 10, 2013	1,148,639
	Invacare Corp.
548,625	Term Loan, 7.60%, Maturing February 12, 2013	551,711
	Kinetic Concepts, Inc.
144,930	Term Loan, 6.85%, Maturing October 3, 2009	145,292
	Leiner Health Products, Inc.
520,288	Term Loan, 8.58%, Maturing May 27, 2011	523,864

	LifeCare Holdings, Inc.
$444,375	Term Loan, 7.60%, Maturing August 11, 2012	$431,461
	LifePoint Hospitals, Inc.
2,049,646	Term Loan, 6.99%, Maturing April 15, 2012	2,046,764
	Magellan Health Services, Inc.
457,958	Term Loan, 5.20%, Maturing August 15, 2008	459,103
286,224	Term Loan, 7.10%, Maturing August 15, 2008	286,939
	Matria Healthcare, Inc.
108,558	Term Loan, 7.35%, Maturing January 19, 2012	109,100
	MultiPlan Merger Corp.
267,529	Term Loan, 7.82%, Maturing April 12, 2013	270,038
	MultiPlan, Inc.
375,556	Term Loan, 7.82%, Maturing April 12, 2013	379,076
	National Mentor Holdings, Inc.
33,600	Term Loan, 5.32%, Maturing June 29, 2013	33,779
562,152	Term Loan, 7.35%, Maturing June 29, 2013	565,139
	National Rental Institutes, Inc.
471,438	Term Loan, 7.63%, Maturing March 31, 2013	472,321
	RadNet Management, Inc.
300,000	Term Loan, 8.83%, Maturing November 15, 2012	302,250
350,000	Term Loan, 12.83%, Maturing November 15, 2013	356,125
	Renal Advantage, Inc.
197,062	Term Loan, 7.85%, Maturing October 5, 2012	199,033
	Select Medical Holding Corp.
1,251,962	Term Loan, 7.36%, Maturing February 24, 2012	1,249,472
	Sunrise Medical Holdings, Inc.
342,860	Term Loan, 8.88%, Maturing May 13, 2010	342,003
	Vanguard Health Holding Co., LLC
1,625,429	Term Loan, 7.60%, Maturing September 23, 2011	1,639,989
	VWR International, Inc.
790,906	Term Loan, 7.61%, Maturing April 7, 2011	796,096
		$37,257,677
Home Furnishings — 1.8%
	Interline Brands, Inc.
$532,929	Term Loan, 7.07%, Maturing June 23, 2013	$533,929
368,641	Term Loan, 7.07%, Maturing June 23, 2013	369,333
	Knoll, Inc.
960,307	Term Loan, 7.10%, Maturing October 3, 2012	965,589
	National Bedding Co., LLC
997,500	Term Loan, 7.35%, Maturing August 31, 2011	999,869
350,000	Term Loan, 10.36%, Maturing August 31, 2012	356,563
	Oreck Corp.
681,125	Term Loan, 10.00%, Maturing February 2, 2012	681,125

	Simmons Co., Inc.
$1,542,797	Term Loan, 7.43%, Maturing December 19, 2011	$1,554,047
500,000	Term Loan, 10.65%, Maturing February 15, 2012	495,000
		$5,955,455
Industrial Equipment — 3.4%
	Aearo Technologies, Inc.
$400,000	Term Loan, 11.85%, Maturing September 24, 2013	$407,750
	Alliance Laundry Holdings, LLC
231,447	Term Loan, 7.60%, Maturing January 27, 2012	233,183
	Colfax Corp.
589,021	Term Loan, 7.63%, Maturing May 30, 2009	593,623
	Flowserve Corp.
1,079,225	Term Loan, 6.88%, Maturing August 10, 2012	1,081,383
	Foamex L.P.
1,500,000	Term Loan, 7.57%, Maturing February 12, 2013	1,506,563
	FR Brand Acquisition Corp.
500,000	Term Loan, 11.38%, Maturing February 7, 2015	504,375
	Generac Acquisition Corp.
693,000	Term Loan, 7.85%, Maturing November 7, 2013	697,331
500,000	Term Loan, 11.35%, Maturing April 7, 2014	503,750
	Gleason Corp.
313,939	Term Loan, 7.85%, Maturing June 30, 2013	316,294
300,000	Term Loan, 10.88%, Maturing December 31, 2013	303,938
	John Maneely Co.
1,641,051	Term Loan, 8.62%, Maturing December 8, 2013	1,648,401
	PP Acquisition Corp.
1,574,792	Term Loan, 8.32%, Maturing November 12, 2011	1,584,634
	Terex Corp.
397,000	Term Loan, 7.10%, Maturing July 13, 2013	398,489
	TFS Acquisition Corp.
1,119,375	Term Loan, 8.85%, Maturing August 11, 2013	1,127,770
		$10,907,484
Insurance — 2.4%
	Applied Systems, Inc.
$721,375	Term Loan, 8.17%, Maturing September 26, 2013	$725,659
	ARG Holding, Inc.
448,875	Term Loan, 8.38%, Maturing November 30, 2011	452,522
650,000	Term Loan, 12.63%, Maturing November 30, 2012	660,156
	CCC Information Services Group, Inc.
337,917	Term Loan, 7.85%, Maturing February 10, 2013	339,923
	Conseco, Inc.
1,492,500	Term Loan, 7.32%, Maturing October 10, 2013	1,498,564
	Crawford and Company
712,411	Term Loan, 7.86%, Maturing October 31, 2013	715,973

	Hilb, Rogal & Hobbs Co.
$1,361,250	Term Loan, 6.85%, Maturing April 26, 2013	$1,363,802
	U.S.I. Holdings Corp.
149,625	Term Loan, 7.61%, Maturing March 24, 2011	149,812
1,691,263	Term Loan, 7.61%, Maturing March 24, 2011	1,693,377
		$7,599,788
Leisure Goods/Activities/Movies — 8.8%
	24 Hour Fitness Worldwide, Inc.
$891,000	Term Loan, 7.86%, Maturing June 8, 2012	$897,126
	Alliance Atlantis Communications, Inc.
332,220	Term Loan, 6.82%, Maturing December 31, 2011	332,272
	AMC Entertainment, Inc.
990,000	Term Loan, 7.07%, Maturing January 26, 2013	996,188
	AMF Bowling Worldwide, Inc.
209,650	Term Loan, 8.32%, Maturing August 27, 2009	211,092
	Bombardier Recreational Product
979,747	Term Loan, 7.86%, Maturing June 28, 2013	986,635
	Carmike Cinemas, Inc.
498,744	Term Loan, 8.59%, Maturing May 19, 2012	505,112
	Cedar Fair, L.P.
2,385,741	Term Loan, 7.32%, Maturing August 30, 2012	2,411,239
	Cinemark, Inc.
1,990,000	Term Loan, 7.13%, Maturing October 5, 2013	2,001,194
	Deluxe Entertainment Services
417,694	Term Loan, 8.35%, Maturing January 28, 2011	421,001
	Easton-Bell Sports, Inc.
795,741	Term Loan, 7.07%, Maturing March 16, 2012	797,730
	Fender Musical Instruments Co.
386,432	Term Loan, 8.11%, Maturing March 30, 2012	392,228
375,000	Term Loan, 11.36%, Maturing October 1, 2012	384,375
	HEI Acquisition, LLC
325,000	Term Loan, 8.61%, Maturing December 31, 2011	326,625
	Mega Blocks, Inc.
837,250	Term Loan, 7.15%, Maturing July 26, 2012	839,343
	Metro-Goldwyn-Mayer Holdings, Inc.
4,338,619	Term Loan, 8.60%, Maturing April 8, 2012	4,347,092
	National Cinemedia, LLC
400,000	Term Loan, 7.09%, Maturing February 13, 2015	401,250
	Regal Cinemas Corp.
2,189,000	Term Loan, 7.10%, Maturing November 10, 2010	2,199,358
	Revolution Studios Distribution Co., LLC
949,348	Term Loan, 9.26%, Maturing December 21, 2014	956,468
450,000	Term Loan, 12.32%, Maturing June 21, 2015	454,500
	Six Flags Theme Parks, Inc.
750,000	Revolving Loan, 7.25%, Maturing June 30, 2008 (2)	746,719
2,201,358	Term Loan, 8.61%, Maturing June 30, 2009	2,222,759

	Southwest Sports Group, LLC
$600,000	Term Loan, 7.88%, Maturing December 22, 2010	$600,188
	Universal City Development Partners, Ltd.
934,709	Term Loan, 7.36%, Maturing June 9, 2011	942,304
	WMG Acquisition Corp.
450,000	Revolving Loan, 0.00%, Maturing February 28, 2010 (2)	439,650
3,545,751	Term Loan, 7.36%, Maturing February 28, 2011	3,562,373
		$28,374,821
Lodging and Casinos — 4.0%
	Ameristar Casinos, Inc.
$594,000	Term Loan, 6.82%, Maturing November 10, 2012	$595,262
	Bally Technologies, Inc.
1,674,047	Term Loan, 8.61%, Maturing September 5, 2009	1,692,095
	CCM Merger, Inc.
1,011,981	Term Loan, 7.35%, Maturing April 25, 2012	1,020,994
	Fairmont Hotels and Resorts, Inc.
281,373	Term Loan, 8.57%, Maturing May 12, 2011	283,835
	Green Valley Ranch Gaming, LLC
265,000	Term Loan, 7.36%, Maturing February 16, 2014	266,361
	Isle of Capri Casinos, Inc.
1,187,663	Term Loan, 7.12%, Maturing February 4, 2012	1,197,015
	Penn National Gaming, Inc.
3,462,275	Term Loan, 7.11%, Maturing October 3, 2012	3,489,973
	Pinnacle Entertainment, Inc.
400,000	Term Loan, 0.00%, Maturing December 14, 2011 (2)	399,833
350,000	Term Loan, 7.32%, Maturing December 14, 2011	352,880
	Venetian Casino Resort, LLC
2,031,035	Term Loan, 7.09%, Maturing June 15, 2011	2,047,245
418,770	Term Loan, 7.09%, Maturing June 15, 2011	422,112
	VML US Finance, LLC
241,667	Term Loan, 8.10%, Maturing May 25, 2012 (2)	243,121
483,333	Term Loan, 8.10%, Maturing May 25, 2013	488,801
	Wimar Opco, LLC
396,085	Term Loan, 7.85%, Maturing January 3, 2012	400,788
		$12,900,315
Nonferrous Metals/Minerals — 2.0%
	Almatis Holdings 5 BV
$165,000	Term Loan, 7.86%, Maturing December 21, 2013	$166,921
175,000	Term Loan, 8.36%, Maturing December 21, 2014	177,830
	Alpha Natural Resources, LLC
469,062	Term Loan, 7.10%, Maturing October 26, 2012	470,821
	Carmeuse Lime, Inc.
292,514	Term Loan, 7.13%, Maturing May 2, 2011	293,611

	Longyear Global Holdings, Inc.
$53,214	Term Loan, 8.58%, Maturing October 6, 2012	$53,480
57,307	Term Loan, 8.58%, Maturing October 6, 2012	57,594
536,230	Term Loan, 8.58%, Maturing October 6, 2012	538,911
	Magnequench International, Inc.
569,625	Term Loan, 10.47%, Maturing August 31, 2009	571,761
	Magnum Coal Co.
100,000	Term Loan, 8.57%, Maturing March 15, 2013	100,125
990,000	Term Loan, 8.57%, Maturing March 15, 2013	991,238
	Murray Energy Corp.
735,000	Term Loan, 8.36%, Maturing January 28, 2010	738,675
	Novelis, Inc.
378,508	Term Loan, 7.61%, Maturing January 6, 2012	379,724
656,262	Term Loan, 7.61%, Maturing January 6, 2012	658,371
	Stillwater Mining Co.
707,912	Term Loan, 7.63%, Maturing June 30, 2007	711,009
	Thompson Creek Metals Company
563,382	Term Loan, 10.12%, Maturing October 26, 2012	570,425
		$6,480,496
Oil and Gas — 3.0%
	El Paso Corp.
$725,000	Term Loan, 5.23%, Maturing July 31, 2011	$729,362
	EPCO Holdings, Inc.
410,749	Term Loan, 7.12%, Maturing August 18, 2008	411,947
607,696	Term Loan, 7.36%, Maturing August 18, 2010	615,943
	Goldking Energy Corp.
548,625	Term Loan, 10.32%, Maturing December 20, 2011 (3)	552,081
	Key Energy Services, Inc.
632,000	Term Loan, 7.83%, Maturing June 30, 2012	636,938
	Mach General, LLC
37,500	Term Loan, 7.35%, Maturing February 22, 2013	37,547
361,594	Term Loan, 7.36%, Maturing February 22, 2014	361,368
	Niska Gas Storage
82,167	Term Loan, 7.07%, Maturing May 13, 2011	82,475
133,333	Term Loan, 7.07%, Maturing May 13, 2011	133,833
121,300	Term Loan, 7.09%, Maturing May 13, 2011	121,717
699,658	Term Loan, 7.09%, Maturing May 12, 2013	702,063
	Petroleum Geo-Services ASA
365,437	Term Loan, 7.60%, Maturing December 16, 2012	368,041
	Primary Natural Resources, Inc.
990,000	Term Loan, 9.32%, Maturing July 28, 2010 (3)	982,575
	Targa Resources, Inc.
395,714	Term Loan, 5.23%, Maturing October 31, 2012	399,145
2,005,762	Term Loan, 7.36%, Maturing October 31, 2012	2,023,156
	Volnay Acquisition Co. I
798,000	Term Loan, 7.35%, Maturing January 12, 2014	805,481

	W&T Offshore, Inc.
$575,000	Term Loan, 7.60%, Maturing May 26, 2010	$579,791
		$9,543,463
Publishing — 7.3%
	American Media Operations, Inc.
$2,000,000	Term Loan, 8.62%, Maturing January 31, 2013	$2,014,584
	CBD Media, LLC
359,477	Term Loan, 7.82%, Maturing December 31, 2009	362,023
	Dex Media East, LLC
1,363,641	Term Loan, 6.85%, Maturing May 8, 2009	1,364,571
	Dex Media West, LLC
1,121,951	Term Loan, 6.85%, Maturing March 9, 2010	1,122,722
	Idearc, Inc.
4,488,750	Term Loan, 7.35%, Maturing November 17, 2014	4,521,293
	MediaNews Group, Inc.
521,063	Term Loan, 7.07%, Maturing August 2, 2013	522,419
	Mediannuaire Holding
EUR 500,000	Term Loan, 8.14%, Maturing April 10, 2016	686,946
	Merrill Communications, LLC
684,499	Term Loan, 7.58%, Maturing February 9, 2009	688,028
	Nebraska Book Co., Inc.
466,682	Term Loan, 7.83%, Maturing March 4, 2011	470,765
	Philadelphia Newspapers, LLC
389,542	Term Loan, 8.08%, Maturing June 29, 2013	393,925
	R.H. Donnelley Corp.
32,888	Term Loan, 6.60%, Maturing December 31, 2009	32,849
256,735	Term Loan, 6.85%, Maturing June 30, 2010	257,127
	R.H. Donnelley Corp., Sr. Disc. Notes
676,458	Term Loan, 7.07%, Maturing September 30, 2011	678,783
	Reader’s Digest Association
1,775,000	Term Loan, 7.38%, Maturing March 2, 2014	1,780,865
	Riverdeep Interactive Learning, Inc.
1,396,476	Term Loan, 8.10%, Maturing December 20, 2013	1,408,819
	SGS International, Inc.
395,000	Term Loan, 7.86%, Maturing December 30, 2011	398,950
	Source Media, Inc.
599,735	Term Loan, 7.60%, Maturing November 8, 2011	606,107
	SP Newsprint Co.
969,921	Term Loan, 5.32%, Maturing January 9, 2010	972,346
	Sun Media Corp.
2,161,739	Term Loan, 7.11%, Maturing February 7, 2009	2,167,820
	Valassis Communications, Inc.
300,000	Term Loan, 7.10%, Maturing March 2, 2014	301,125
	Xsys US, Inc.
605,124	Term Loan, 7.82%, Maturing September 27, 2013	613,318
618,087	Term Loan, 8.32%, Maturing September 27, 2014	626,457

	Yell Group, PLC
$1,400,000	Term Loan, 7.32%, Maturing February 10, 2013	$1,412,141
		$23,403,983
Radio and Television — 5.6%
	ALM Media Holdings, Inc.
$812,126	Term Loan, 7.85%, Maturing March 4, 2010	$814,537
	Block Communications, Inc.
444,375	Term Loan, 7.35%, Maturing December 22, 2011	445,208
	CMP KC, LLC
491,844	Term Loan, 9.38%, Maturing May 5, 2013	495,533
	CMP Susquehanna Corp.
717,589	Term Loan, 7.38%, Maturing May 5, 2013	721,985
	Cumulus Media, Inc.
737,645	Term Loan, 7.32%, Maturing June 7, 2013	742,914
	Emmis Operating Company
450,000	Term Loan, 7.35%, Maturing November 2, 2013	453,500
	Entravision Communications Corp.
714,125	Term Loan, 6.86%, Maturing September 29, 2013	717,398
	Gray Television, Inc.
693,000	Term Loan, 6.82%, Maturing January 19, 2015 (2)	693,866
	HIT Entertainment, Inc.
788,000	Term Loan, 7.32%, Maturing March 20, 2012	793,172
	Intelsat Bermuda, Ltd.
575,000	Term Loan, 7.86%, Maturing February 1, 2014	576,900
	Intelsat Subsudiary Holding Co.
523,688	Term Loan, 7.36%, Maturing July 3, 2013	528,597
	Montecito Broadcast Group, LLC
345,625	Term Loan, 7.86%, Maturing January 27, 2013	348,001
	NEP II, Inc.
325,000	Term Loan, 7.60%, Maturing February 16, 2014	326,981
	Nexstar Broadcasting, Inc.
965,551	Term Loan, 7.10%, Maturing October 1, 2012	964,948
914,770	Term Loan, 7.10%, Maturing October 1, 2012	914,199
	NextMedia Operating, Inc.
150,096	Term Loan, 7.32%, Maturing November 15, 2012	150,321
66,709	Term Loan, 7.32%, Maturing November 15, 2012	66,809
	PanAmSat Corp.
1,321,688	Term Loan, 7.36%, Maturing January 3, 2014	1,335,153
	Patriot Media and Communications CNJ, LLC
300,000	Term Loan, 10.36%, Maturing October 6, 2013	304,500
	Paxson Communications Corp.
1,350,000	Term Loan, 8.61%, Maturing January 15, 2012	1,382,063
	Raycom TV Broadcasting, LLC
1,505,204	Term Loan, 6.88%, Maturing August 28, 2013	1,503,323
	SFX Entertainment
740,625	Term Loan, 8.09%, Maturing June 21, 2013	744,328

	Spanish Broadcasting System, Inc.
$987,406	Term Loan, 7.10%, Maturing June 10, 2012	$990,183
	Tyrol Acquisition 2 SAS
EUR 425,000	Term Loan, 6.09%, Maturing January 19, 2015	573,980
EUR 425,000	Term Loan, 6.59%, Maturing January 19, 2016	576,537
	Young Broadcasting, Inc.
875,656	Term Loan, 7.88%, Maturing November 3, 2012	880,034
		$18,044,970
Rail Industries — 0.3%
	Kansas City Southern Railway Co.
$1,014,794	Term Loan, 7.07%, Maturing March 30, 2008	$1,017,542
		$1,017,542
Retailers (Except Food and Drug) — 5.1%
	Advantage Sales & Marketing, Inc.
$445,500	Term Loan, 7.36%, Maturing March 29, 2013	$445,871
	American Achievement Corp.
212,980	Term Loan, 7.72%, Maturing March 25, 2011	214,534
	Amscan Holdings, Inc.
769,188	Term Loan, 8.39%, Maturing December 23, 2012	776,639
	Coinmach Laundry Corp.
2,984,868	Term Loan, 7.88%, Maturing December 19, 2012	3,011,920
	Cumberland Farms, Inc.
845,750	Term Loan, 7.35%, Maturing September 29, 2013	851,565
	Hanesbrands, Inc.
926,071	Term Loan, 7.57%, Maturing September 5, 2013	933,070
450,000	Term Loan, 9.11%, Maturing March 5, 2014	462,024
	Harbor Freight Tools USA, Inc.
1,093,141	Term Loan, 7.61%, Maturing July 15, 2010	1,102,250
	Home Interiors & Gifts, Inc.
624,222	Term Loan, 10.35%, Maturing March 31, 2011	451,781
	Josten’s Corp.
1,993,023	Term Loan, 7.33%, Maturing October 4, 2011	2,005,065
	Mapco Express, Inc.
290,759	Term Loan, 8.07%, Maturing April 28, 2011	292,031
	Mauser Werke GmbH & Co. KG
625,000	Term Loan, 8.09%, Maturing December 3, 2011	628,906
	Neiman Marcus Group, Inc.
451,899	Term Loan, 7.35%, Maturing April 5, 2013	456,435
	Oriental Trading Co., Inc.
700,000	Term Loan, 11.36%, Maturing January 31, 2013	714,438
893,250	Term Loan, 7.61%, Maturing July 31, 2013	898,275
	Rent-A-Center, Inc.
596,992	Term Loan, 7.11%, Maturing November 15, 2012	599,169
	Rover Acquisition Corp.
1,147,125	Term Loan, 8.11%, Maturing October 26, 2013	1,156,855

	Savers, Inc.
$182,284	Term Loan, 8.11%, Maturing August 11, 2012	$184,107
206,563	Term Loan, 8.11%, Maturing August 11, 2012	208,629
	The Yankee Candle Company, Inc.
900,000	Term Loan, 7.35%, Maturing February 6, 2014	905,175
		$16,298,739
Steel — 0.1%
	Gibraltar Industries, Inc.
$241,190	Term Loan, 7.13%, Maturing December 8, 2010	$241,039
		$241,039
Surface Transport — 0.8%
	Gainey Corp.
$421,813	Term Loan, 8.15%, Maturing April 20, 2012	$423,131
	Horizon Lines, LLC
193,253	Term Loan, 7.60%, Maturing July 7, 2011	194,400
	Oshkosh Truck Corp.
1,022,438	Term Loan, 7.10%, Maturing December 6, 2013	1,027,550
	Ozburn-Hessey Holding Co., LLC
297,347	Term Loan, 8.63%, Maturing August 9, 2012	298,090
	Sirva Worldwide, Inc.
771,102	Term Loan, 11.61%, Maturing December 1, 2010	757,286
		$2,700,457
Telecommunications — 5.3%
	Alaska Communications Systems Holdings, Inc.
$530,000	Term Loan, 7.10%, Maturing February 1, 2012	$532,461
	Asurion Corp.
579,931	Term Loan, 8.32%, Maturing July 13, 2012	587,542
450,000	Term Loan, 11.57%, Maturing January 13, 2013	460,969
	Cellular South, Inc.
340,375	Term Loan, 7.10%, Maturing May 4, 2011	342,077
	Centennial Cellular Operating Co., LLC
1,833,333	Term Loan, 7.35%, Maturing February 9, 2011	1,849,756
	Consolidated Communications, Inc.
2,244,965	Term Loan, 7.10%, Maturing July 27, 2015	2,255,490
	Epicor Software Corp.
247,500	Term Loan, 7.85%, Maturing March 30, 2012	248,583
	FairPoint Communications, Inc.
1,130,000	Term Loan, 7.13%, Maturing February 8, 2012	1,135,474
	Hawaiian Telcom Communications, Inc.
396,444	Term Loan, 7.60%, Maturing October 31, 2012	398,705
	Iowa Telecommunications Services
334,000	Term Loan, 7.10%, Maturing November 23, 2011	336,818
	IPC Acquisition Corp.
348,250	Term Loan, 7.85%, Maturing September 29, 2013	351,660

	Madison River Capital, LLC
$287,238	Term Loan, 7.61%, Maturing July 29, 2012	$288,028
	NTelos, Inc.
1,113,072	Term Loan, 7.57%, Maturing August 24, 2011	1,120,028
	Paetec Holdings Corp.
300,000	Term Loan, 8.82%, Maturing February 28, 2013	304,200
	Stratos Global Corp.
569,250	Term Loan, 8.10%, Maturing February 13, 2012	572,570
	Triton PCS, Inc.
1,549,990	Term Loan, 8.57%, Maturing November 18, 2009	1,564,521
	West Corp.
1,825,000	Term Loan, 7.75%, Maturing October 24, 2013	1,839,031
	WestCom Corp.
358,008	Term Loan, 8.15%, Maturing December 17, 2010	358,455
600,000	Term Loan, 12.36%, Maturing May 17, 2011	602,625
	Windstream Corp.
1,663,796	Term Loan, 6.85%, Maturing July 17, 2013	1,677,487
	Winstar Communications, Inc.
169,348	DIP Loan, 0.00%, Maturing June 30, 2007	229,184
		$17,055,664
Utilities — 3.4%
	Astoria Generating Co.
$625,000	Term Loan, 9.10%, Maturing August 23, 2013	$632,899
	BRSP, LLC
1,025,000	Term Loan, 8.37%, Maturing July 13, 2009	1,030,125
	Cogentrix Delaware Holdings, Inc.
279,416	Term Loan, 6.85%, Maturing April 14, 2012	280,347
	Covanta Energy Corp.
305,155	Term Loan, 5.28%, Maturing February 9, 2014	305,727
619,845	Term Loan, 6.88%, Maturing February 9, 2014	621,008
	La Paloma Generating Co., LLC
29,508	Term Loan, 7.07%, Maturing August 16, 2012	29,410
168,433	Term Loan, 7.10%, Maturing August 16, 2012	167,872
13,415	Term Loan, 7.10%, Maturing August 16, 2012	13,370
	LSP General Finance Co., LLC
19,775	Term Loan, 7.10%, Maturing April 14, 2013	19,837
444,444	Term Loan, 7.10%, Maturing April 14, 2013	445,833
	Mirant North America, LLC.
1,000,095	Term Loan, 7.07%, Maturing January 3, 2013	1,003,408
	NRG Energy, Inc.
975,000	Term Loan, 7.35%, Maturing February 1, 2013	982,515
3,731,976	Term Loan, 7.35%, Maturing February 1, 2013	3,761,466
	Pike Electric, Inc.
136,691	Term Loan, 7.13%, Maturing July 1, 2012	136,805
233,426	Term Loan, 7.13%, Maturing December 10, 2012	233,621

	Vulcan Energy Corp.
$1,270,284	Term Loan, 6.86%, Maturing July 23, 2010	$1,273,063
		$10,937,306
Total Senior, Floating Rate Interests (identified cost, $458,346,182)		$460,770,823

Corporate Bonds & Notes — 15.6%

Principal Amount (000’s omitted)	Security	Value
Aerospace and Defense — 0.7%
	Alion Science and Technologies Corp.
$145	10.25%, 2/1/15 (4)	$150,075
	DRS Technologies, Inc., Sr. Sub. Notes
40	7.625%, 2/1/18	41,800
	Hawker Beechcraft Acquisition Co., Sr. Notes
45	8.50%, 4/1/15 (4)	46,856
		$238,731
Air Transport — 0.0%
	Continental Airlines
$110	7.033%, 6/15/11	$110,444
		$110,444
Automotive — 0.9%
	Altra Industrial Motion, Inc.
$120	9.00%, 12/1/11	$125,400
	American Axle and Manufacturing, Inc.
75	7.875%, 3/1/17	75,187
	Commercial Vehicle Group, Inc., Sr. Notes
55	8.00%, 7/1/13 (4)	55,825
	Ford Motor Credit Co.
110	6.625%, 6/16/08	109,684
385	7.375%, 10/28/09	384,513
185	7.875%, 6/15/10	185,817
	Ford Motor Credit Co., Sr. Notes
10	9.875%, 8/10/11	10,599
	Ford Motor Credit Co., Variable Rate
535	8.36%, 11/2/07	540,963
	General Motors Acceptance Corp.
105	5.125%, 5/9/08	103,801
55	5.85%, 1/14/09	54,315
20	7.00%, 2/1/12	20,115
240	8.00%, 11/1/31	258,031
	Goodyear Tire & Rubber Co.
95	9.14%, 12/1/09 (4)	95,831

	Goodyear Tire & Rubber Co., Sr. Notes
$70	8.625%, 12/1/11 (4)	$75,600
	Tenneco Automotive, Inc.
140	8.625%, 11/15/14	146,650
	Tenneco Automotive, Inc., Series B
275	10.25%, 7/15/13	301,125
	The Hertz Corp., Sr. Notes
290	8.875%, 1/1/14	313,925
	Titan International, Inc., Sr. Notes
75	8.00%, 1/15/12 (4)	77,531
	United Components, Inc., Sr. Sub. Notes
65	9.375%, 6/15/13	67,600
		$3,002,512
Broadcast Radio and Television — 0.1%
	Advanstar Communications, Inc.
$415	10.75%, 8/15/10	$451,312
		$451,312
Brokers/Dealers/Investment Houses — 0.1%
	Residential Capital Corp., Variable Rate
$440	7.19%, 4/17/09 (4)	$436,405
		$436,405
Building and Development — 0.8%
	General Cable Corp.
$45	7.725%, 4/1/15 (4)	$45,225
45	7.125%, 4/1/17 (4)	45,506
	Grohe Holding of GmbH
EUR 1,000	6.622%, 1/15/14	1,347,559
	Interface, Inc., Sr. Sub. Notes
20	9.50%, 2/1/14	21,850
	Interline Brands, Inc., Sr. Sub. Notes
70	8.125%, 6/15/14	72,625
	Mueller Group, Inc., Sr. Sub Notes
120	10.00%, 5/1/12	130,200
	Mueller Holdings, Inc., Disc. Notes, (0.00% until 2009)
109	14.75%, 4/15/14	99,735
	Nortek, Inc., Sr. Sub. Notes
450	8.50%, 9/1/14	439,875
	NTK Holdings, Inc., Sr. Disc. Notes
200	10.75%, 3/1/14	146,000
	Panolam Industries International, Sr. Sub. Notes
185	10.75%, 10/1/13 (4)	199,800
	Stanley-Martin Communities, LLC
40	9.75%, 8/15/15 (4)	36,050
		$2,584,425

Business Equipment and Services — 0.5%
	Activant Solutions, Inc.
$55	9.50%, 5/1/16	$54,450
	Affinion Group, Inc.
55	10.125%, 10/15/13 (4)	60,225
	Affinion Group, Inc., Sr. Sub. Notes
70	11.50%, 10/15/15 (4)	77,350
	Aramark Corp., Sr. Notes
30	8.50%, 2/1/15 (4)	31,350
	Aramark Corp., Sr. Notes, Variable Rate
185	8.86%, 2/1/15 (4)	191,013
	Education Management, LLC, Sr. Notes
150	8.75%, 6/1/14	158,625
	Education Management, LLC, Sr. Sub Notes
280	10.25%, 6/1/16	305,200
	HydroChem Industrial Services, Inc., Sr. Sub. Notes
50	9.25%, 2/15/13 (4)	51,500
	Lamar Media Corp., Series B
20	6.625%, 8/15/15	19,600
	Muzak, LLC / Muzak Finance, Sr. Notes
20	10.00%, 2/15/09	20,000
	Norcross Safety Products, LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B
170	9.875%, 8/15/11	181,050
	Rental Service Corp.
45	9.50%, 12/1/14 (4)	48,150
	Sabre Holdings Corp.
155	7.35%, 8/1/11	153,039
65	6.35%, 3/15/16	59,969
	Safety Products Holdings, Inc.
83	11.75%, 1/1/12 (3)	85,903
	SunGard Data Systems, Inc.
145	9.125%, 8/15/13	156,237
	Travelport, LLC, Sr. Notes
150	9.875%, 9/1/14 (4)	157,875
		$1,811,536
Cable and Satellite Television — 0.8%
	Cablevision Systems Corp., Sr. Notes, Series B, Variable Rate
$220	9.87%, 4/1/09	$234,300
	CCH I Holdings, LLC
180	11.75%, 5/15/14	173,250
	CCH I, LLC/CCH I Capital Co.
160	11.00%, 10/1/15	166,800
	CCH II, LLC/CCH II Capital Co.
140	10.25%, 9/15/10	148,225

	CCO Holdings, LLC / CCO Capital Corp., Sr. Notes
$395	8.75%, 11/15/13 (4)	$410,800
	CSC Holdings, Inc., Series B
70	8.125%, 8/15/09	72,800
	CSC Holdings, Inc., Sr. Notes
10	8.125%, 7/15/09	10,400
	CSC Holdings, Inc., Sr. Notes, Series B
20	7.625%, 4/1/11	20,600
	Insight Communications, Sr. Disc. Notes
525	12.25%, 2/15/11	549,937
	Kabel Deutschland GmbH
135	10.625%, 7/1/14	151,200
	Mediacom Broadband Corp., LLC, Sr. Notes
130	8.50%, 10/15/15 (4)	133,575
	National Cable, PLC
75	8.75%, 4/15/14	78,375
	UGS Corp.
660	10.00%, 6/1/12	725,175
		$2,875,437
Chemicals and Plastics — 0.4%
	BCP Crystal Holdings Corp., Sr. Sub. Notes
$172	9.625%, 6/15/14	$196,238
	Crystal US Holdings / US Holdings 3, LLC, Sr. Disc. Notes, Series B, (0.00% until 2009)
179	10.50%, 10/1/14	167,141
	Equistar Chemical, Sr. Notes
170	10.625%, 5/1/11	180,200
	Huntsman International, LLC
91	11.625%, 10/15/10	99,076
	Lyondell Chemical Co., Sr. Notes
192	10.50%, 6/1/13	211,200
	MacDermid, Inc., Sr. Sub. Notes
65	9.50%, 4/15/17 (4)(5)	66,950
	Mosaic Co., Sr. Notes
70	7.375%, 12/1/14 (4)	73,325
70	7.625%, 12/1/16 (4)	74,200
	Nova Chemicals Corp., Sr. Notes, Variable Rate
105	8.502%, 11/15/13 (4)	105,000
	Reichhold Industries Inc., Sr. Notes
215	9.00%, 8/15/14 (4)	221,450
		$1,394,780
Clothing/Textiles — 0.5%
	Levi Strauss & Co., Sr. Notes
$430	12.25%, 12/15/12	$474,075
75	9.75%, 1/15/15	82,687

$235	8.875%, 4/1/16	$252,625
	Levi Strauss & Co., Sr. Notes, Variable Rate
205	10.11%, 4/1/12	209,100
	Oxford Industries, Inc., Sr. Notes
390	8.875%, 6/1/11	405,600
	Perry Ellis International, Inc., Sr. Sub. Notes
175	8.875%, 9/15/13	180,250
	Phillips Van-Heusen, Sr. Notes
40	7.25%, 2/15/11	41,100
100	8.125%, 5/1/13	105,500
		$1,750,937
Conglomerates — 0.1%
	Goodman Global Holdings, Inc., Sr. Notes, Variable Rate
$107	8.36%, 6/15/12	$108,070
	RBS Global & Rexnord Corp.
95	9.50%, 8/1/14	99,275
90	11.75%, 8/1/16	97,087
		$304,432
Containers and Glass Products — 0.2%
	Berry Plastics Holding Corp.
$220	8.875%, 9/15/14	$226,050
	Berry Plastics Holding Corp., Variable Rate
60	9.23%, 9/15/14	61,800
	Intertape Polymer US, Inc., Sr. Sub. Notes
175	8.50%, 8/1/14	156,764
	Pliant Corp. (PIK)
207	11.85%, 6/15/09 (3)	228,303
		$672,917
Ecological Services and Equipment — 0.0%
	Waste Services, Inc., Sr. Sub. Notes
$245	9.50%, 4/15/14	$257,862
		$257,862
Electronics/Electrical — 0.2%
	Avago Technologies Finance
$95	10.125%, 12/1/13	$103,312
40	11.875%, 12/1/15	45,200
	CPI Holdco, Inc., Sr. Notes, Variable Rate
50	11.151%, 2/1/15	51,875
	NXP BV/ NXP Funding, LLC, Variable Rate
425	8.11%, 10/15/13 (4)	439,344
	NXP BV/NXP Funding, LLC, Sr. Notes
90	9.50%, 10/15/15 (4)	93,375
	Open Solutions, Inc., Sr. Sub. Notes
30	9.75%, 2/1/15 (4)	31,050
		$764,156

Financial Intermediaries — 1.7%
	Alzette, Variable Rate
$ 500	11.86%, 12/15/20 (4)	$ 514,375
	Avalon Capital Ltd. 3, Series 1A, Class D, Variable Rate
380	7.31%, 2/24/19 (4)	382,297
	Babson Ltd. Series 2005-1A, Class C1, Variable Rate
500	7.31%, 4/15/19 (4)	508,003
	Bryant Park CDO Ltd., Series 2005-1A, Class C, Variable Rate
500	7.41%, 1/15/19 (4)	509,252
	Carlyle High Yield Partners, Series 2004-6A, Class C, Variable Rate
500	7.81%, 8/11/16 (4)	508,381
	CENT9 2005-9A Note
500	10.12%, 7/17/19	518,497
	Centurion CDO 8 Ltd., Series 2005 8A, Class D, Variable Rate
500	10.84%, 3/8/17	527,933
	Madison Park Funding Ltd., Series 2006-2A, Class D, Variable Rate
1,000	10.096%, 3/25/20 (4)	1,042,484
	Sonata Securities S.A., Series 2006-5
500	8.863%, 6/27/07	504,802
	Sonata Securities S.A., Series 2006-6
500	8.864%, 6/27/07	504,762
		$ 5,520,786
Food Products — 0.5%
	ASG Consolidated, LLC / ASG Finance, Inc., Sr. Disc. Notes, (0.00% until 2008)
$ 275	11.50%, 11/1/11	$ 250,250
	Pierre Foods, Inc., Sr. Sub. Notes
175	9.875%, 7/15/12	182,000
	Pinnacle Foods Finance, LLC, Sr. Notes
25	9.25%, 4/1/15 (4)(5)	24,688
	Pinnacle Foods Finance, LLC, Sr. Sub. Notes
75	10.625%, 4/1/17 (4)(5)	74,156
	Pinnacle Foods Holdings Corp., Sr. Sub. Notes
1,105	8.25%, 12/1/13	1,207,268
		$ 1,738,362
Food Service — 0.1%
	El Pollo Loco, Inc.
$ 195	11.75%, 11/15/13	$ 215,475
	NPC International, Inc.
190	9.50%, 5/1/14	197,600
	Nutro Products, Inc., Sr. Notes, Variable Rate
40	9.40%, 10/15/13 (4)	41,400

	Sbarro, Inc., Sr. Notes
$ 50	10.375%, 2/1/15 (4)	$ 52,250
		$ 506,725
Food/Drug Retailers — 0.3%
	General Nutrition Center, Sr. Notes, Variable Rate
$ 190	9.796%, 3/15/14 (4)	$ 187,150
	General Nutrition Center, Sr. Sub. Notes
190	10.75%, 3/15/15 (4)	190,950
	Rite Aid Corp.
535	6.125%, 12/15/08	533,663
150	8.125%, 5/1/10	154,875
		$ 1,066,638
Forest Products — 0.2%
	Georgia Pacific Corp.
$ 15	9.50%, 12/1/11	$ 16,725
	Jefferson Smurfit Corp.
40	7.50%, 6/1/13	39,000
	JSG Funding PLC, Sr. Notes
131	9.625%, 10/1/12	139,843
	NewPage Corp.
235	10.00%, 5/1/12	258,206
	NewPage Corp., Variable Rate
80	11.61%, 5/1/12	87,900
		$ 541,674
Healthcare — 0.9%
	Accellent, Inc.
$ 130	10.50%, 12/1/13 (4)	$ 135,200
	Advanced Medical Optics
40	7.50%, 5/1/17 (4)(5)	40,500
	AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes
170	10.00%, 2/15/15 (4)	187,850
	CDRV Investors, Inc., Sr. Disc. Notes
15	9.625%, 1/1/15	12,975
	CDRV Investors, Inc., Sr. Notes, Variable Rate
145	9.86%, 12/1/11	144,275
	HCA, Inc.
165	8.75%, 9/1/10	173,456
80	7.875%, 2/1/11	81,702
325	9.25%, 11/15/16 (4)	351,406
	Inverness Medical Innovations, Inc., Sr. Sub. Notes
170	8.75%, 2/15/12	178,075
	MultiPlan Merger Corp., Sr. Sub. Notes
200	10.375%, 4/15/16 (4)	206,000
	National Mentor Holdings, Inc., Sr. Sub. Notes
105	11.25%, 7/1/14	115,238

	Res-Care, Inc., Sr. Notes
$ 105	7.75%, 10/15/13 (4)	$ 107,625
	Service Corp. International, Sr. Notes
210	7.00%, 6/15/17	212,625
	Sun Healthcare Group, Inc., Sr. Sub. Notes
45	9.125%, 4/15/15 (4)(5)	46,350
	Triad Hospitals, Inc., Sr. Notes
220	7.00%, 5/15/12	229,350
	US Oncology, Inc.
120	9.00%, 8/15/12	128,700
290	10.75%, 8/15/14	324,800
	Vanguard Health Holdings Co., LLC, Sr. Disc. Notes
55	11.25%, 10/1/15	44,963
	VWR International, Inc., Sr. Sub. Notes
225	8.00%, 4/15/14	235,688
		$ 2,956,778
Home Furnishings — 0.0%
	Steinway Musical Instruments, Sr. Notes
$ 85	7.00%, 3/1/14 (4)	$ 84,150
		$ 84,150
Industrial Equipment — 0.2%
	Case New Holland, Inc., Sr. Notes
$ 190	9.25%, 8/1/11	$ 200,450
	Chart Industries, Inc., Sr. Sub. Notes
105	9.125%, 10/15/15 (4)	110,250
	ESCO Corp., Sr. Notes
80	8.625%, 12/15/13 (4)	85,200
	ESCO Corp., Sr. Notes, Variable Rate
80	9.23%, 12/15/13 (4)	83,600
	Manitowoc Co., Inc. (The)
29	10.50%, 8/1/12	30,994
		$ 510,494
Leisure Goods/Activities/Movies — 0.4%
	Bombardier Recreational Product
$ 70	8.00%, 11/15/14 (4)	$ 72,800
	HRP Myrtle Beach Operations, LLC/HRP
	Myrtle Beach Capital Corp.
105	12.50%, 4/1/13 (4)	107,100
	HRP Myrtle Beach Operations, LLC/HRP Myrtle Beach Capital Corp., Variable Rate
195	10.12%, 4/1/12 (4)	196,950
	Marquee Holdings, Inc., Sr. Disc. Notes,
	(0.00% until 2009)
435	12.00%, 8/15/14	383,888

	Universal City Development Partners, Ltd., Sr. Notes
$ 200	11.75%, 4/1/10	$ 212,750
	Universal City Florida Holdings, Sr. Notes, Variable Rate
325	10.11%, 5/1/10	336,781
		$ 1,310,269
Lodging and Casinos — 1.1%
	Buffalo Thunder Development Authority
$ 205	9.375%, 12/15/14 (4)	$ 210,125
	CCM Merger, Inc.
130	8.00%, 8/1/13 (4)	131,300
	Chukchansi EDA, Sr. Notes, Variable Rate
150	8.877%, 11/15/12 (4)	154,500
	Eldorado Casino Shreveport (PIK)
59	10.00%, 8/1/12	56,886
	Greektown Holdings, LLC, Sr. Notes
110	10.75%, 12/1/13 (4)	118,250
	Host Hotels & Resorts L.P., Sr. Notes
100	6.875%, 11/1/14	102,000
	Inn of the Mountain Gods, Sr. Notes
345	12.00%, 11/15/10	376,913
	Las Vegas Sands Corp.
75	6.375%, 2/15/15	72,000
	Majestic Star Casino, LLC
180	9.50%, 10/15/10	189,675
	Majestic Star Casino, LLC, (0.00% until 2008)
75	12.50%, 10/15/11 (4)	52,875
	Mohegan Tribal Gaming Authority, Sr. Sub. Notes
60	8.00%, 4/1/12	62,550
	OED Corp. / Diamond Jo
203	8.75%, 4/15/12	202,493
	Pokagon Gaming Authority, Sr. Notes
60	10.375%, 6/15/14 (4)	66,450
	San Pasqual Casino
160	8.00%, 9/15/13 (4)	165,400
	Seminole Hard Rock Entertainment, Variable Rate
110	7.848%, 3/15/14 (4)	112,750
	Station Casinos, Inc.
30	7.75%, 8/15/16	30,938
	Station Casinos, Inc., Sr. Notes
50	6.00%, 4/1/12	48,688
	Trump Entertainment Resorts, Inc.
625	8.50%, 6/1/15	634,375
	Tunica-Biloxi Gaming Authority, Sr. Notes
165	9.00%, 11/15/15 (4)	176,138
	Turning Stone Resort Casinos, Sr. Notes
40	9.125%, 9/15/14 (4)	41,300

	Waterford Gaming, LLC, Sr. Notes
$ 357	8.625%, 9/15/12 (4)	$ 380,205
	Wynn Las Vegas, LLC
60	6.625%, 12/1/14	59,700
		$ 3,445,511
Nonferrous Metals/Minerals — 0.3%
	Aleris International, Inc., Sr. Notes
$ 115	9.00%, 12/15/14 (4)	$ 121,900
	Aleris International, Inc., Sr. Sub. Notes
350	10.00%, 12/15/16 (4)	367,500
	Alpha Natural Resources, Sr. Notes
75	10.00%, 6/1/12	81,000
	FMG Finance PTY, Ltd.
260	10.625%, 9/1/16 (4)	300,300
	FMG Finance PTY, Ltd., Variable Rate
110	9.36%, 9/1/11	115,500
	Novelis, Inc., Sr. Notes
70	7.25%, 2/15/15	74,375
		$ 1,060,575
Oil and Gas — 1.1%
	Allis-Chalmers Energy, Inc., Sr. Notes
$ 245	9.00%, 1/15/14	$ 248,063
	Allis-Chalmers Energy, Inc.
45	8.50%, 3/1/17	44,550
	Chaparral Energy, Inc., Sr. Notes
145	8.875%, 2/1/17 (4)	146,450
	Clayton Williams Energy, Inc., Sr. Notes
60	7.75%, 8/1/13 (4)	56,700
	Compton Pet Finance Corp.
115	7.625%, 12/1/13	112,988
	Copano Energy, LLC, Sr. Notes
35	8.125%, 3/1/16	36,400
	Denbury Resources, Inc., Sr. Sub. Notes
30	7.50%, 12/15/15	30,450
	El Paso Corp., Sr. Notes
130	9.625%, 5/15/12	151,775
	El Paso Production Holding Co.
30	7.75%, 6/1/13	31,500
	Encore Acquisition Co., Sr. Sub. Notes
85	7.25%, 12/1/17	81,175
	Giant Industries
130	8.00%, 5/15/14	141,050
	Northwest Pipeline Corp.
70	8.125%, 3/1/10	73,194

	Ocean Rig Norway AS, Sr. Notes
$ 120	8.375%, 7/1/13 (4)	$ 127,800
	OPTI Cananda, Inc.
190	8.25%, 12/15/14 (4)	198,550
	Parker Drilling Co., Sr. Notes
85	9.625%, 10/1/13	92,650
	Petrobas International Finance Co., Sr. Unsub. Notes
30	6.125%, 10/6/16	30,750
	Petrohawk Energy Corp.
435	9.125%, 7/15/13	465,450
	Plains Exploration & Production Co.
135	7.00%, 3/15/17	136,350
	Premcor Refining Group, Sr. Notes
210	9.50%, 2/1/13	226,856
	Quicksilver Resources, Inc.
115	7.125%, 4/1/16	113,850
	SemGroup L.P., Sr. Notes
290	8.75%, 11/15/15 (4)	295,800
	Sesi, LLC
30	6.875%, 6/1/14	29,925
	Southern Natural Gas
150	8.00%, 3/1/32	178,924
	Stewart & Stevenson, LLC, Sr. Notes
165	10.00%, 7/15/14 (4)	173,663
	United Refining Co., Sr. Notes
355	10.50%, 8/15/12	373,638
	Verasun Energy Corp.
55	9.875%, 12/15/12	57,613
		$ 3,656,114
Publishing — 0.3%
	CBD Media, Inc., Sr. Sub. Notes
$ 70	8.625%, 6/1/11	$ 72,275
	Dex Media West, LLC, Sr. Sub. Notes
182	9.875%, 8/15/13	199,518
	Idearc, Inc., Sr. Notes
120	8.00%, 11/15/16 (4)	124,050
	MediaNews Group, Inc., Sr. Sub. Notes
50	6.875%, 10/1/13	45,750
	MediMedia USA, Inc., Sr. Sub Notes
30	11.375%, 11/15/14 (4)	31,688
	R.H. Donnelley Corp., Sr. Disc. Notes
75	6.875%, 1/15/13	73,313
80	6.875%, 1/15/13	78,200
	Reader’s Digest Association, Sr. Sub. Notes
320	9.00%, 2/15/17 (4)	309,600
		$ 934,394

Radio and Television — 0.4%
	CanWest Media, Inc.
$217	8.00%, 9/15/12	$226,002
	LBI Media, Inc.
90	10.125%, 7/15/12	94,950
	LBI Media, Inc., Sr. Disc. Notes, (0.00% until 2008)
80	11.00%, 10/15/13	70,000
	Rainbow National Services, LLC, Sr. Notes
100	8.75%, 9/1/12 (4)	106,875
	Rainbow National Services, LLC, Sr. Sub. Debs.
355	10.375%, 9/1/14 (4)	398,931
	Sirius Satellite Radio, Sr. Notes
300	9.625%, 8/1/13 (4)	302,625
		$1,199,383
Rail Industries — 0.1%
	American Railcar Industry
$100	7.50%, 3/1/14 (4)	$103,250
	Kansas City Southern Mexico, Sr. Notes
135	7.625%, 12/1/13 (4)	136,856
	Kansas City Southern Railway Co.
50	9.50%, 10/1/08	52,625
	TFM SA de C.V., Sr. Notes
70	12.50%, 6/15/12	75,390
		$368,121
Retailers (Except Food and Drug) — 0.7%
	Amscan Holdings, Inc., Sr. Sub. Notes
$135	8.75%, 5/1/14	$133,313
	AutoNation, Inc., Variable Rate
75	7.36%, 4/15/13	76,125
	Bon-Ton Department Stores, Inc.
120	10.25%, 3/15/14	129,450
	GameStop Corp.
700	8.00%, 10/1/12 (4)	745,500
	Hanesbrands, Inc., Sr. Notes, Variable Rate
410	8.735%, 12/15/14 (4)	419,737
	Michaels Stores, Inc., Sr. Notes
170	10.00%, 11/1/14 (4)	182,750
	Michaels Stores, Inc., Sr. Sub. Notes
70	11.375%, 11/1/16 (4)	75,775
	Neiman Marcus Group, Inc.
255	9.00%, 10/15/15	280,500
200	10.375%, 10/15/15	224,000
	Sally Holdings, LLC, Sr. Notes
30	9.25%, 11/15/14 (4)	30,975

	Toys “R” Us
$115	7.375%, 10/15/18	$99,475
		$2,397,600
Steel — 0.1%
	AK Steel Corp.
$35	7.875%, 2/15/09	$35,175
	Ispat Inland ULC, Sr. Notes
127	9.75%, 4/1/14	140,340
	RathGibson, Inc.
240	11.25%, 2/15/14	254,400
		$429,915
Surface Transport — 0.0%
	Horizon Lines, LLC
$118	9.00%, 11/1/12	$124,490
		$124,490
Telecommunications — 1.5%
	Alamosa Delaware, Inc., Sr. Notes
$280	11.00%, 7/31/10	$299,282
	Centennial Cellular Operating Co. / Centennial Communication Corp., Sr. Notes
130	10.125%, 6/15/13	141,050
	Digicel Group, Ltd., Sr. Notes
140	8.875%, 1/15/15 (4)	136,150
100	9.125%, 1/15/15 (4)	96,000
	Digicel, Ltd., Sr. Notes
240	9.25%, 9/1/12 (4)	254,400
	Intelsat, Ltd.
175	9.25%, 6/15/16 (4)	194,688
	Intelsat, Ltd., Sr. Notes
780	5.25%, 11/1/08	771,225
	Level 3 Financing, Inc., Sr. Notes
120	9.25%, 11/1/14 (4)	123,900
115	8.75%, 2/15/17 (4)	116,438
	Qwest Capital Funding, Inc.
60	7.00%, 8/3/09	61,050
	Qwest Communications International, Inc.
450	7.50%, 2/15/14	465,750
	Qwest Communications International, Inc., Sr. Notes
30	7.50%, 11/1/08	30,525
	Qwest Corp., Sr. Notes
145	7.625%, 6/15/15	155,513
	Qwest Corp., Sr. Notes, Variable Rate
505	8.605%, 6/15/13	552,975
	Rogers Wireless, Inc., Sr. Sub. Notes
20	8.00%, 12/15/12	21,300

	Rogers Wireless, Inc., Variable Rate
$790	8.48%, 12/15/10	$807,775
	West Corp., Sr. Notes
370	9.50%, 10/15/14 (4)	384,800
	Windstream Corp., Sr. Notes
105	8.125%, 8/1/13	114,188
30	8.625%, 8/1/16	32,963
		$4,759,972
Utilities — 0.4%
	AES Corp., Sr. Notes
$15	8.75%, 5/15/13 (4)	$16,050
15	9.00%, 5/15/15 (4)	16,106
	Dynegy Holdings, Inc.
105	8.375%, 5/1/16	109,725
	Mission Energy Holding Co.
115	13.50%, 7/15/08	125,925
	NGC Corp.
205	7.625%, 10/15/26	199,875
	NRG Energy, Inc.
70	7.25%, 2/1/14	71,925
35	7.375%, 1/15/17	36,006
	NRG Energy, Inc., Sr. Notes
65	7.375%, 2/1/16	66,950
	Orion Power Holdings, Inc., Sr. Notes
380	12.00%, 5/1/10	440,800
	Reliant Energy, Inc.
85	9.25%, 7/15/10	89,994
		$1,173,356
Total Corporate Bonds & Notes (identified cost, $48,580,573)		$50,441,193

Convertible Bonds — 0.1%

Principal
Amount	Security	Value
$170,000	L-3 Communications Corp. (4)	$182,325
35,000	Sinclair Broadcast Group, Inc.	34,606
Total Convertible Bonds (identified cost, $206,266)		$216,931

Common Stocks — 0.6%

Shares	Security	Value
261,268	Adelphia Recovery Trust (6)	$24,494
270,000	Adelphia, Inc.	91,125
2,992	Environmental Systems Products (3)(6)(7)	0
10,443	Hayes Lemmerz International (6)	76,338
24,880	Maxim Crane Works, L.P. (6)	1,219,120
358	Shreveport Gaming Holdings, Inc. (3)(6)	6,390
3,957	Time Warner Cable, Inc. (6)	148,269
17,663	Trump Entertainment Resorts, Inc. (6)	319,171
Total Common Stocks (identified cost, $1,009,246)		$1,884,907

Convertible Preferred Stocks — 0.1%

Shares	Security	Value
542	Chesapeake Energy Corp.	$54,108
3,583	Crown Castle International Corp., (PIK)	205,127
Total Convertible Preferred Stocks (identified cost, $212,699)		$259,235

Preferred Stocks — 0.0%

Shares	Security	Value
35	Hayes Lemmerz International, Series A (3)(6)(7)	$1,105
15	Key Plastics, LLC, Series A (3)(6)(7)	0
Total Preferred Stocks (identified cost, $16,750)		$1,105

Warrants — 0.0%

Shares/Rights	Security	Value
210	American Tower Corp., Exp. 8/1/08 (4)(6)	$115,277
Total Warrants (identified cost, $14,075)		$115,277

Closed-End Investment Companies — 1.8%

Shares	Security	Value
200,000	First Trust/Four Corners Senior Floating Rate Income Fund II	$3,700,000
Total Closed-End Investment Companies (identified cost, $5,394,991)		$5,840,200

Short-Term Investments — 5.9%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Management Portfolio, 4.74% (8)	19,167	$19,167,186
Total Short-Term Investments (at amortized cost $19,167,186)		$19,167,186
Total Investments — 167.0% (identified cost $532,947,968)		$538,696,857
Less Unfunded Loan Commitments — (0.5)%		$(1,546,082)
Net Investments — 166.5% (identified cost $531,401,886)		$537,150,775
Other Assets, Less Liabilities — (32.4)%		$(104,617,621)
Auction Preferred Shares Plus Cumulative Unpaid Dividends — (34.1)%		$(110,032,270)
Net Assets Applicable to Common Shares — 100.0%		$322,500,884

PIK	—	Payment-In-Kind.
EUR	—	Euro
GBP	—	British Pound
(1)

Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(2)		Unfunded loan commitments. The Fund may enter into certain credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these Commitments at the Borrower’s discretion.
(3)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2007, the aggregate value of the securities is $17,384,305 or 5.4% of the Fund’s net assets.

(5)		When-issued security.
(6)		Non-income producing security.

(7)	Restricted security.
(8)

Affiliated investment company, available to Eaton Vance portfolios and funds, invests in high quality, U.S. Dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of March 31, 2007.

A summary of financial instruments at March 31, 2007 is as follows:

Forward Foreign Currency Exchange Contracts

Sales

Settlement			Net Unrealized
Date	Deliver	In Exchange For	Appreciation
4/30/07	Great British Pound 1,261,152	United States Dollar 2,480,686	$7,262
4/30/07	Euro 5,319,089	United States Dollar 7,117,782	$29,617
			$36,879

The Fund had the following swap agreements outstanding at March 31, 2007:

Credit Default Swaps

Notional Amount	Expiration Date	Description	Net Unrealized Appreciation
$1,500,000	3/20/2010	Agreement with Lehman Brothers dated 3/15/2005 whereby the Fund will receive 2.20% per year times the notional amount. The Fund makes a payment of the notional amount only upon a default event on the reference entity, a Revolving Credit Agreement issued by Inergy, L.P.	$48,250

At March 31, 2007, the Fund had sufficient cash and/or securities to cover potential obligations arising from open swap contracts.

The cost and unrealized appreciation (depreciation) in value of the investment securities at March 31, 2007, as computed on a federal income tax basis, were as follows:

Aggregate cost	$531,405,998
Gross unrealized appreciation	$6,531,573
Gross unrealized depreciation	(786,796)
Net unrealized appreciation	$5,744,777

Unrealized appreciation on foreign currency, swaps and forward contracts was $88,871.

Restricted Securities

At March 31, 2007, the Fund owned the following securities (representing less than 0.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares/Face	Cost	Fair Value
Common Stocks
Environmental Systems Products	10/24/00	2,992	$0	$0
			$0	$0
Preferred Stocks
Hayes Lemmerz International, Series A	6/04/03	35	$1,750	$1,105
Key Plastics, LLC, Series A	4/26/01	15	15,000	0
			$16,750	$1,105
Total restricted securities			$16,750	$1,105

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Senior Income Trust

By:	/s/ James B. Hawkes
James B. Hawkes
President
Date:	May 23, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President
Date:	May 23, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer
Date:	May 23, 2007